BORROWINGS - Supplemental Cash Flows (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Corporate borrowings
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Beginning balance	$ 3,666
Cash flows	1,164
Acquisitions/Dispositions	0
Foreign Exchange Movement and Other	81
Ending balance	4,911
Non-recourse borrowings
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Beginning balance	26,567
Cash flows	4,490
Acquisitions/Dispositions	9,084
Foreign Exchange Movement and Other	763
Ending balance	$ 40,904